Revenue Recognition - Contract Balance (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Accounts receivable-trade, net	¥ 534,686	¥ 312,302
Contract liabilities:
Current	89,008	104,182
Long-term	156,431	239,067
Total	245,439	343,249
Prepaid card liability	¥ 507,405	¥ 509,355